Financial Instruments - Summary of Assets and Liabilities Carried at Fair Value, Classification of Fair Value Calculations by Category (Detail) - EUR (€) € in Millions		Jun. 30, 2020	Dec. 31, 2019	Jun. 30, 2019
Disclosure of Detailed Information about Financial Instruments [Line Items]
Financial assets at fair value through other comprehensive income	[1]	€ 304	€ 266	€ 327
Financial assets at fair value through profit or loss:
Other		1,915	1,781	1,618
Fair value [member]
Disclosure of Detailed Information about Financial Instruments [Line Items]
Financial assets at fair value through other comprehensive income		304	266	327
Fair value [member] | Level 1 [member]
Disclosure of Detailed Information about Financial Instruments [Line Items]
Financial assets at fair value through other comprehensive income		5	7	116
Financial assets at fair value through profit or loss:
Derivatives	[2]
Other		260	311	155
Liabilities at fair value
Derivatives	[3]
Contingent consideration
Fair value [member] | Level 2 [member]
Disclosure of Detailed Information about Financial Instruments [Line Items]
Financial assets at fair value through other comprehensive income		4	4	4
Financial assets at fair value through profit or loss:
Derivatives	[2]	268	208	448
Other
Liabilities at fair value
Derivatives	[3]	(187)	(326)	(530)
Contingent consideration
Fair value [member] | Level 3 [member]
Disclosure of Detailed Information about Financial Instruments [Line Items]
Financial assets at fair value through other comprehensive income		295	255	207
Financial assets at fair value through profit or loss:
Derivatives	[2]
Other		283	272	226
Liabilities at fair value
Derivatives	[3]
Contingent consideration		€ (155)	€ (154)	€ (156)

[1]	Included within non-current financial assets at fair value through other comprehensive income are equity investments of €284 million (December 2019: €244 million).
[2]	Includes €103 million (December 2019: €74 million, June 2019: €37 million) derivatives, reported within trade receivables, that hedge trading activities.
[3]	Includes €(111) million (December 2019: € (56) million, June 2019: €(66) million) derivatives, reported within trade payables, that hedge trading activities.